LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY - Breakdown (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	R$ 6,447,958	R$ 4,475,660
Noncurrent	14,298,572	14,261,567
Total	20,746,530	18,737,227
Lease liabilities [member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	4,520,626	3,877,090
Noncurrent	10,725,980	9,718,949
Total	15,246,606	13,596,039
Debentures
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	1,695,214	221,589
Noncurrent	2,000,000	3,500,000
Total	3,695,214	3,721,589
Loan and financing
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	232,118	376,981
Noncurrent	1,572,592	1,042,618
Total	1,804,710	1,419,599
Loan and financing | Liabilities for the acquisition of a company
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	26,182	25,690
Noncurrent	207,167	63,198
Total	233,349	88,888
5G Licences
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	62,811	351,291
Noncurrent	942,159	949,395
Total	1,004,970	1,300,686
Tax Refinancing and Amnesty Program [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	130,563	0
Noncurrent	313,799	0
Total	444,362	0
Financing - Financial institutions [Member]
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	2,386	0
Noncurrent	2,500	0
Total	4,886	0
Loan and Financing Other
LOANS, FINANCING, DEBENTURES, LEASE, 5G LICENSES AND LIABILITIES FOR THE ACQUISITION OF A COMPANY
Current	10,176	0
Noncurrent	106,967	30,025
Total	R$ 117,143	R$ 30,025